VANECK DIGITAL INDIA ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Capital Goods : 0.6%
IndiaMart InterMesh Ltd. 144A 3,374 $ 107,122
Underline
Commercial & Professional Services : 1.8%
Computer Age Management
Services Ltd. 4,175 146,513
L&T Technology Services Ltd.
144A 2,428 160,099
306,612
Consumer Durables & Apparel : 1.9%
Dixon Technologies India Ltd. 3,708 334,047
Underline
Consumer Services : 8.4%
MakeMyTrip Ltd. * 5,341 379,478
Zomato Ltd. * 487,535 1,068,639
1,448,117
Energy : 7.8%
Reliance Industries Ltd. 144A
(GDR) 18,920 1,350,888
Underline
Financial Services : 7.7%
Angel One Ltd. 4,918 179,576
ICICI Securities Ltd. 144A 9,278 80,946
IIFL Finance Ltd. 23,210 94,877
Indian Energy Exchange Ltd.
144A 50,158 81,127
Jio Financial Services Ltd. * 160,455 682,157
One 97 Communications Ltd. * 37,915 183,729
1,302,412
Insurance : 3.1%
PB Fintech Ltd. * 38,848 525,412
Underline
Media & Entertainment : 3.0%
Info Edge India Ltd. 7,575 509,050
Underline
Software & Services : 50.5%
Birlasoft Ltd. 16,789 150,004
Number
of Shares Value
Software & Services (continued)
Coforge Ltd. 6,172 $ 408,789
Cyient Ltd. 8,016 192,217
HCL Technologies Ltd. 52,257 971,590
Infosys Ltd. (ADR) 71,548 1,282,856
KPIT Technologies Ltd. 19,197 343,585
LTIMindtree Ltd. 144A 10,540 626,348
Mphasis Ltd. 8,458 243,269
Oracle Financial Services
Software Ltd. 2,686 283,701
Persistent Systems Ltd. 12,202 585,326
Tanla Platforms Ltd. 7,563 74,630
Tata Consultancy Services Ltd. 24,664 1,151,116
Tata Elxsi Ltd. 4,004 374,625
Tata Technologies Ltd. * 16,765 205,787
Tech Mahindra Ltd. 50,701 760,905
Wipro Ltd. (ADR) 141,704 814,798
WNS HOLDINGS LTD * 4,030 203,636
8,673,182
Technology Hardware & Equipment : 1.3%
Redington Ltd. 60,130 150,668
Tejas Networks Ltd. 144A * 8,600 67,855
218,523
Telecommunication Services : 12.2%
Bharti Airtel Ltd. 77,977 1,150,529
HFCL Ltd. 101,692 112,394
Indus Towers Ltd. * 95,905 335,455
Tata Communications Ltd. 13,414 324,166
Vodafone Idea Ltd. * 950,015 151,323
2,073,867
Transportation : 1.7%
Delhivery Ltd. * 53,271 286,114
Underline
Total Common Stocks
(Cost: $15,794,941) 17,135,346
Total Investments: 100.0%
(Cost: $15,794,941) 17,135,346
Other assets less liabilities: 0.0% 8,190
NET ASSETS: 100.0% $ 17,143,536
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,474,385, or 14.4% of net assets.

VANECK DIGITAL INDIA ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Summary of Investments by Sector
% of
Investments Value
Information Technology 51.9% $ 8,891,705
Communication Services 15.1 2,582,917
Financials 10.7 1,827,825
Consumer Discretionary 10.3 1,782,164
Energy 7.9 1,350,888
Industrials 4.1 699,847
100.0% $ 17,135,346